Property and Equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total	¥ 17,810	¥ 18,819
Less: accumulated depreciation	(13,852)	(13,002)
Property and equipment, net	3,958	5,817
Depreciation expense	1,913	2,196	¥ 1,733
Electronic equipment and computers
Property and equipment, net
Total	5,557	6,375
Office furniture and equipment
Property and equipment, net
Total	4,563	4,754
Leasehold improvements
Property and equipment, net
Total	¥ 7,690	¥ 7,690